Significant accounting policies, Effect of LIBOR Reform, Financial Instruments Not Yet Transistioned to RFRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hedging instruments [Abstract]
Assets	$ 1,233,820	$ 1,490,073
Liabilities	6,396,624	6,658,891
Derivatives [Member]
Hedging instruments [Abstract]
Assets	12,960	$ 1,559
Cash Flow Hedge [Member]
Hedging instruments [Abstract]
Nominal repayment	939,670
Assets	0
Liabilities	62,571
Changes in fair value used for calculating hedge ineffectiveness	30,013
Cash Flow Hedge [Member] | Derivatives [Member]
Hedging instruments [Abstract]
Changes in fair value used for calculating hedge ineffectiveness	30,013
Cash Flow Hedge [Member] | Interest Rate Swap [Member]
Hedging instruments [Abstract]
Nominal repayment	939,670
Assets	0
Liabilities	$ 62,571